Property and Equipment (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Lots
Property, Plant and Equipment [Abstract]
Depreciation and amortization of property and equipment					$ 196,438	$ 197,729
Depreciation, depletion and amortization	$ 45,906	$ 39,211	$ 138,409	$ 151,370	196,438	171,749
Depreciation capitalized to inventory					$ 0	25,980
Real estate lots held for sale						$ 123,060
Number of real estate lots | Lots						12